Derivative Instruments - Gross amounts of derivative fair values contained in the consolidated balance sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivatives Fair Value [Line Items]
Asset derivative fair value	$ 27,487		$ 24,842
Liability derivative fair value	105,485		66,626
Designated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Asset derivative notional amount	1,005,610		670,751
Asset derivative fair value	26,098	[1]	12,511	[1]
Liability derivative notional amount	2,572,227		2,382,507
Liability derivative fair value	70,462	[1]	23,715	[1]
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives Fair Value [Line Items]
Asset derivative notional amount	1,005,610		670,751
Asset derivative fair value	26,098	[1]	12,511	[1]
Liability derivative notional amount	2,572,227		2,382,507
Liability derivative fair value	70,462	[1]	23,715	[1]
Not Designated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Asset derivative notional amount	172,800		253,183
Asset derivative fair value	1,389	[1]	12,331	[1]
Liability derivative notional amount	513,512		650,411
Liability derivative fair value	35,023	[1]	42,911	[1]
Not Designated as Hedging Instrument [Member] | Investment Related Derivatives [Member] | Interest Rate Contract [Member]
Derivatives Fair Value [Line Items]
Asset derivative notional amount	30,702		45,604
Asset derivative fair value	266	[1]	2,060	[1]
Liability derivative notional amount	10,259		26,139
Liability derivative fair value	8	[1]	253	[1]
Not Designated as Hedging Instrument [Member] | Investment Related Derivatives [Member] | Foreign Exchange Contract [Member]
Derivatives Fair Value [Line Items]
Asset derivative notional amount	17,497		33,007
Asset derivative fair value	12	[1]	226	[1]
Liability derivative notional amount	50,614		54,449
Liability derivative fair value	680	[1]	1,790	[1]
Not Designated as Hedging Instrument [Member] | Investment Related Derivatives [Member] | Credit Exposure [Member]
Derivatives Fair Value [Line Items]
Asset derivative notional amount	0		25,000
Asset derivative fair value	0	[1]	486	[1]
Liability derivative notional amount	340,020		436,959
Liability derivative fair value	15,128	[1]	15,472	[1]
Not Designated as Hedging Instrument [Member] | Investment Related Derivatives [Member] | Financial Market Exposure [Member]
Derivatives Fair Value [Line Items]
Asset derivative notional amount	58,232		72,597
Asset derivative fair value	1,111	[1]	9,559	[1]
Liability derivative notional amount	14,821		16,910
Liability derivative fair value	77	[1]	0	[1]
Not Designated as Hedging Instrument [Member] | Financial Operations Derivatives [Member] | Credit Exposure [Member]
Derivatives Fair Value [Line Items]
Asset derivative notional amount	0	[2]	0	[2]
Asset derivative fair value	0	[1],[2]	0	[1],[2]
Liability derivative notional amount	44,234	[2]	46,903	[2]
Liability derivative fair value	4,190	[1],[2]	0	[1],[2]
Not Designated as Hedging Instrument [Member] | Other Non Investment Derivatives [Member] | Guaranteed Minimum Income Benefit [Member]
Derivatives Fair Value [Line Items]
Asset derivative notional amount	0	[2]	0	[2]
Asset derivative fair value	0	[1],[2]	0	[1],[2]
Liability derivative notional amount	53,564	[2]	69,051	[2]
Liability derivative fair value	14,940	[1],[2]	25,396	[1],[2]
Not Designated as Hedging Instrument [Member] | Other Non Investment Derivatives [Member] | Modified Coinsurance Funds Withheld Contract [Member]
Derivatives Fair Value [Line Items]
Asset derivative notional amount	66,369	[2]	76,975	[2]
Asset derivative fair value	0	[1],[2]	0	[1],[2]
Liability derivative notional amount	0	[2]	0	[2]
Liability derivative fair value	$ 0	[1],[2]	$ 0	[1],[2]

[1]	Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheet on a net basis where the Company has both a legal right of offset and the intentions to settle the contracts on a net basis.
[2]	Financial operations derivatives represent interests in variable interest entities as described in Note 16, “Variable Interest Entities".